Debt	6 Months Ended
Jun. 30, 2024
Debt
Debt

Note 10 – Debt

Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility, with a $250.0 million accordion (the “Corporate Revolver”). On June 3, 2024, the Company extended the Corporate Revolver to June 3, 2029.

Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·	Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or
·

Secured Overnight Financing Rate (“SOFR”) as administered by the Federal Reserve Bank of New York loans for periods of 1, 3 or 6 months with interest payable at a rate of SOFR, plus between 1.10% and 2.15% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·	Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or
·

Canadian Overnight Repo Rate Average (“CORRA”) loans for a period of 1 or 3 months with interest rate payable at a rate of CORRA, a credit spread adjustment of 29.547 to 32.138 basis points per annum depending on the tenor of the CORRA loan, and a margin between 1.00% and 2.05% per annum depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, on the unutilized portion of the Corporate Revolver.

As at June 30, 2024, no amounts were drawn from the Corporate Revolver. The Company has three standby letters of credit in the amount of $18.6 million (C$25.5 million) against the Corporate Revolver in relation to the audit by the CRA of its 2013-2015 taxation years, as referenced in Note 23. These standby letters of credit reduce the available balance under the Corporate Revolver.